Consolidated Statements of (Loss) Income (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011
Consolidated Statements of (Loss) Income [Abstract]
REVENUES (note 8b)	$ 251,151	$ 234,145	$ 495,749	$ 467,916
OPERATING EXPENSES
Voyage expenses	37,800	32,572	74,281	58,037
Vessel operating expenses (note 8b, 9)	70,080	75,197	141,087	150,327
Time-charter hire expense	12,969	18,182	26,586	38,452
Depreciation and amortization	50,003	46,163	99,614	91,733
General and administrative (note 8b, 9)	18,689	18,157	38,825	36,887
Loss on sale and write-down of vessel (note 13)	3,269	8,194	3,269	9,265
Restructuring charge (note 6)				3,924
Total operating expenses	192,810	198,465	383,662	388,625
Income from vessel operations	58,341	35,680	112,087	79,291
OTHER ITEMS
Interest expense (note 5, 8b)	(12,506)	(8,890)	(25,282)	(17,359)
Interest income	138	150	350	279
Realized and unrealized losses on non-designated derivative instruments (note 9)	(60,317)	(38,720)	(44,078)	(27,880)
Foreign currency exchange gain (loss) (note 9)	888	367	(1,870)	(432)
Other (loss) income- net (note 7)	(119)	1,159	1,306	2,469
Total other items	(71,916)	(45,934)	(69,574)	(42,923)
(Loss) income before income tax recovery (expense)	(13,575)	(10,254)	42,513	36,368
Income tax recovery (expense) (note 10)	1,946	(3,037)	461	(5,690)
Net (loss) income	(11,629)	(13,291)	42,974	30,678
Non-controlling interest in net (loss) income	499	(1,937)	2,468	18,656
General Partner's interest in net (loss) income	1,807	1,331	4,863	3,338
Limited partners' interest: (note 12)
Net (loss) income	(13,935)	(12,685)	35,643	8,684
Net (loss) income per common unit (basic and diluted)	$ (0.20)	$ (0.20)	$ 0.50	$ 0.14
Weighted - average number of units outstanding:
- Common units (basic and diluted) (note 12)	70,626,554	62,800,314	70,626,554	60,000,819
Cash distributions declared per unit	$ 0.5125	$ 0.5000	$ 1.0125	$ 1.0000
Related Party Transactions (note 8)